Label	Element	Value
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. April 30, 2009, is the inception date of the oldest class of shares, Class A shares. Because Class R2 and Class R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 and Class R4 shares, respectively. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R2 and Class R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 and Class R4 shares, respectively.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '10, 7.78% Worst quarter: Q3 '11, –5.16%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	8.85%
Inception	rr_AverageAnnualReturnSinceInception	13.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.64%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.51%	[1]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.26%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	758
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,673
Annual Return 2010	rr_AnnualReturn2010	20.51%
Annual Return 2011	rr_AnnualReturn2011	6.54%
Annual Return 2012	rr_AnnualReturn2012	15.27%
Annual Return 2013	rr_AnnualReturn2013	8.25%
Annual Return 2014	rr_AnnualReturn2014	0.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.78%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –5.16%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	10.00%
Inception	rr_AverageAnnualReturnSinceInception	13.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
5 Years	rr_AverageAnnualReturnYear05	5.73%
Inception	rr_AverageAnnualReturnSinceInception	8.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	6.16%
Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes R2 and R4) | (Core High Yield Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.64%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.36%	[1]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.26%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	669
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,495
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	10.17%
Inception	rr_AverageAnnualReturnSinceInception	13.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. April 30, 2009, is the inception date of the oldest class of shares, Class A shares. Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '10, 7.94% Worst quarter: Q3 '11, –5.02%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	8.85%
Inception	rr_AverageAnnualReturnSinceInception	13.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.64%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	441
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	993
Annual Return 2010	rr_AnnualReturn2010	21.21%
Annual Return 2011	rr_AnnualReturn2011	7.17%
Annual Return 2012	rr_AnnualReturn2012	15.95%
Annual Return 2013	rr_AnnualReturn2013	8.88%
Annual Return 2014	rr_AnnualReturn2014	1.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.94%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –5.02%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	1.13%
5 Years	rr_AverageAnnualReturnYear05	10.65%
Inception	rr_AverageAnnualReturnSinceInception	13.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
5 Years	rr_AverageAnnualReturnYear05	6.35%
Inception	rr_AverageAnnualReturnSinceInception	9.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Class R6) | (Core High Yield Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	6.64%
Inception	rr_AverageAnnualReturnSinceInception	9.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

  Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

  Growth: Companies that generate high organic revenue growth above global GDP growth;

  Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

  Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

  Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

June 12, 2006, is the inception date of the oldest class of shares, Class A shares. Because Class R2 and Class R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R2 and Class R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
5 Years	rr_AverageAnnualReturnYear05	6.55%
Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
5 Years	rr_AverageAnnualReturnYear05	5.81%
Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
5 Years	rr_AverageAnnualReturnYear05	5.54%
Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.61%	[1]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,067
Annual Return 2007	rr_AnnualReturn2007	11.83%
Annual Return 2008	rr_AnnualReturn2008	(37.48%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	(8.61%)
Annual Return 2012	rr_AnnualReturn2012	19.45%
Annual Return 2013	rr_AnnualReturn2013	21.91%
Annual Return 2014	rr_AnnualReturn2014	1.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, –19.36%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	7.46%
Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	7.03%
Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes R2 and R4) | (International Growth Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.46%	[1]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3],[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,897
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

  Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

  Growth: Companies that generate high organic revenue growth above global GDP growth;

  Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

  Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

  Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

June 12, 2006, is the inception date of the oldest class of shares, Class A shares. Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
5 Years	rr_AverageAnnualReturnYear05	6.55%
Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
5 Years	rr_AverageAnnualReturnYear05	5.81%
Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
5 Years	rr_AverageAnnualReturnYear05	5.54%
Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.27%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,412
Annual Return 2007	rr_AnnualReturn2007	11.83%
Annual Return 2008	rr_AnnualReturn2008	(37.48%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	(8.61%)
Annual Return 2012	rr_AnnualReturn2012	19.45%
Annual Return 2013	rr_AnnualReturn2013	21.91%
Annual Return 2014	rr_AnnualReturn2014	1.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, –19.36%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	7.46%
Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Class R6) | (International Growth Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	7.03%
Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $2.2 billion to $545.3 billion, as of May 31, 2014, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment, and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

December 19, 2011, is the inception date of the oldest class of shares, Class A shares. Because Class R2 and Class R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R2 and Class R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 '12, 18.79% Worst quarter: Q2 '12, –5.77%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
Inception	rr_AverageAnnualReturnSinceInception	21.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.47%	[1]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Annual Return 2012	rr_AnnualReturn2012	14.80%
Annual Return 2013	rr_AnnualReturn2013	36.74%
Annual Return 2014	rr_AnnualReturn2014	10.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, –5.77%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	10.64%
Inception	rr_AverageAnnualReturnSinceInception	20.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.27%
Inception	rr_AverageAnnualReturnSinceInception	19.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
Inception	rr_AverageAnnualReturnSinceInception	16.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes R2 and R4) | (Strategic Growth Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.32%	[1]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,525
1 Year	rr_AverageAnnualReturnYear01	10.64%
Inception	rr_AverageAnnualReturnSinceInception	20.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $2.2 billion to $545.3 billion, as of May 31, 2014, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment, and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

December 19, 2011, is the inception date of the oldest class of shares, Class A shares. Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 '12, 18.79% Worst quarter: Q2 '12, –5.77%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
Inception	rr_AverageAnnualReturnSinceInception	21.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.13%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,017
Annual Return 2012	rr_AnnualReturn2012	14.80%
Annual Return 2013	rr_AnnualReturn2013	36.74%
Annual Return 2014	rr_AnnualReturn2014	10.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, –5.77%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	10.64%
Inception	rr_AverageAnnualReturnSinceInception	20.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.27%
Inception	rr_AverageAnnualReturnSinceInception	19.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Class R6) | (Strategic Growth Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
Inception	rr_AverageAnnualReturnSinceInception	16.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[2]	To the extent that expenses of Class R2 and Class R4 shares exceed 1.32% and 1.07% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	To the extent that expenses of Class R2 and Class R4 shares exceed 1.69% and 1.44% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.